SCHEDULE OF ROLL FORWARD FOR CONVERTIBLE NOTE (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Issuance consideration	$ 7,675,000
Allocation of consideration to warrants	(1,214,594)
Conversions to Ordinary shares at fair value	(755,470)
Conversions to Preferred shares at fair value	(5,117,098)
Changes in fair value	(345,396)
Fair value at December 31, 2023	242,442
Changes in fair value	(22,602)
Cancellation of convertible note	(219,840)
Fair value at December 31, 2024